Fair Value Measurements (Details) - Schedule of change in the fair value of the Level 3 warrant liabilities - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Schedule of change in the fair value of the Level 3 warrant liabilities [Abstract]
Warrant liabilities at beginning		$ 11,303,000
Warrant liabilities at ending	$ 22,072,000	11,303,000
Change in fair value of warrant liabilibites	$ 10,769,000